CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Common Class A
Ordinary shares
Ordinary shares, par value	$ 0.001	$ 0.001
Authorized	860,000,000	860,000,000
Issued	55,546,254	53,806,534
Outstanding	48,346,384	46,707,393
Treasury shares	7,199,870	7,099,141
Common Class B
Ordinary shares
Ordinary shares, par value	$ 0.001	$ 0.001
Authorized	40,000,000	40,000,000
Issued	7,206,059	7,206,059
Outstanding	7,206,059	7,206,059